INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES [abstract]
INCOME TAXES [Text Block]

11. INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	Year ended
	December 31,
	2023	2022
Loss before income taxes	$(4,476)	$(10,886)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	(1,209)	(2,939)
Difference between Canadian and foreign tax rate	(323)	244
Permanent differences	1,490	123
Changes in unrecognized deferred tax assets	814	2,769
Other adjustments	589	(155)
Total income tax expense	$1,361	$42

Current income tax expense	$1,227	$53
Deferred income tax expense (recovery)	$134	$(11)

The composition of the Company's net deferred income tax asset (liability) that has been recognized is as follows:

	As at
	December 31,	December 31,
	2023	2022
Deferred tax assets:
Mineral expenditures and capital assets	$3,184	$1,044
Share issue costs	828	403
Non-capital losses and others	9,609	5,616
	13,621	7,063
Unrecognized deferred tax assets	(12,696)	(6,688)
Deferred tax liabilities	(1,356)	(832)
Net deferred income tax liabilities	$(431)	$(457)

Deferred income tax assets	$105	$-
Deferred income tax liabilities	$(536)	$(457)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets as at December 31, 2023, are as follows:

	Mineral expenditures and other capital assets	Share issue costs	Non-capital losses and others	Total
Expiry 2026 to 2043	$-	$3,065	$29,467	$32,532
No expiry date	$11,907	$-	$5,800	$17,707

Tax attributes are subject to review, and potential adjustments, by tax authorities.